Share capital - Summary of share option transactions (Detail) options in Thousands	12 Months Ended
	Dec. 31, 2020 options $ / shares	Dec. 31, 2019 options $ / shares	Dec. 31, 2018 options $ / shares
Statement [Line Items]
Number Of Outstanding	10,550
Share option [Member]
Statement [Line Items]
Number Of Outstanding	9,945	8,710	9,175
Number Outstanding Granted	1,905	2,290	2,290
Number Outstanding Exercised	(782)	(663)	(1,233)
Number Outstanding Cancelled	(358)	(347)	(1,522)
Number Outstanding Forfeited/expired	(160)	(45)
Number Of Outstanding	10,550	9,945	8,710
Weighted Average Exercise Price Outstanding | $ / shares	$ 0.43	$ 0.42	$ 0.38
Weighted Average Exercise Price Granted | $ / shares	0.51	0.37	0.55
Weighted Average Exercise Price Exercised | $ / shares	0.29	0.20	0.40
Weighted Average Exercise Price Cancelled | $ / shares	0.29	0.22	0.41
Weighted Average Exercise Price Forfeited/expired | $ / shares	0.31	0.54
Weighted Average Exercise Price Outstanding | $ / shares	$ 0.46	$ 0.43	$ 0.42